Financial liabilities at amortized cost - Other Financial Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities At Amortised Cost [Abstract]
Obligations for financing of purchases	$ 907,432,486	$ 612,362,960
Funds collected under ARCA’s instructions	19,127,288	160,877,424
Collections and other transactions on behalf of third parties	103,696,454	88,853,549
Lease liabilities (See Notes 2.3.8 and 40)	32,398,779	51,193,475
Cash and cash equivalents for spot purchases or sales pending settlement	30,361,873	741,090
Payment orders pending credit	29,455,350	31,141,331
Creditors for spot transactions pending settlement	8,942,092	1,673,811
Accrued commissions payable	170,833	27,987
Other	63,754,055	29,268,298
TOTAL	$ 1,195,339,210	$ 976,139,925